Janus Henderson U.S. Managed Volatility Fund

Schedule of Investments (unaudited)

September 30, 2019

Shares		Value
Common Stocks – 99.2%
Aerospace & Defense – 2.0%
Arconic Inc	55,576	$1,444,976
Boeing Co	32,399	12,326,848
HEICO Corp	72,385	7,043,784
HEICO Corpž	36,363	4,541,011
L3Harris Technologies Inc	4,916	1,025,674
Lockheed Martin Corp	2,568	1,001,674
Northrop Grumman Corp	1,409	528,079
Raytheon Co	384	75,337
TransDigm Group Inc	2,044	1,064,249
		29,051,632
Auto Components – 0%
Gentex Corp	16,328	449,591
Banks – 0.5%
Popular Inc	133,271	7,207,296
Beverages – 0.5%
Brown-Forman Corp	58,587	3,678,092
Coca-Cola Co	19,114	1,040,566
Keurig Dr Pepper Inc	71,540	1,954,473
PepsiCo Inc	3,644	499,592
		7,172,723
Biotechnology – 0.6%
Exact Sciences Corp*	3,773	340,966
Incyte Corp*	455	33,775
Ionis Pharmaceuticals Inc*	144,261	8,642,676
		9,017,417
Building Products – 0.7%
Allegion PLC	11,003	1,140,461
Armstrong World Industries Inc	64,713	6,257,747
Fortune Brands Home & Security Inc	5,694	311,462
Johnson Controls International PLC	8,885	389,963
Lennox International Inc	9,194	2,233,866
		10,333,499
Capital Markets – 4.7%
Cboe Global Markets Inc	122,200	14,042,002
CME Group Inc	129,748	27,420,942
FactSet Research Systems Inc	3,572	867,889
Franklin Resources Inc	11,817	341,039
Intercontinental Exchange Inc	18,597	1,715,945
MarketAxess Holdings Inc	37,283	12,210,182
Moody's Corp	1,295	265,255
MSCI Inc	39,363	8,571,293
S&P Global Inc	5,697	1,395,651
		66,830,198
Chemicals – 1.1%
Air Products & Chemicals Inc	31,485	6,985,262
CF Industries Holdings Inc	4,973	244,672
Ecolab Inc	24,577	4,867,229
International Flavors & Fragrances Inc	1,412	173,238
Linde PLC	2,282	442,069
RPM International Inc	7,324	503,964
Scotts Miracle-Gro Co	14,468	1,473,132
Valvoline Inc	22,345	492,260
WR Grace & Co	1,043	69,631
		15,251,457
Commercial Services & Supplies – 2.7%
Cintas Corp	4,306	1,154,439
Copart Inc*	45,506	3,655,497
IAA Inc*	109,115	4,553,369
KAR Auction Services Inc	96,926	2,379,533
Republic Services Inc	266,582	23,072,672
Waste Management Inc	32,170	3,699,550
		38,515,060
Communications Equipment – 0.1%
Motorola Solutions Inc	11,373	1,938,073
Construction & Engineering – 0.1%
AECOM*	8,449	317,344
Jacobs Engineering Group Inc	5,244	479,826
		797,170

Shares		Value
Common Stocks – (continued)
Construction Materials – 0.2%
Martin Marietta Materials Inc	6,188	$1,696,131
Vulcan Materials Co	4,029	609,346
		2,305,477
Consumer Finance – 0.2%
Ally Financial Inc	15,685	520,115
American Express Co	3,287	388,786
Credit Acceptance Corp*	1,738	801,757
Synchrony Financial	31,821	1,084,778
		2,795,436
Containers & Packaging – 1.6%
AptarGroup Inc	13,409	1,588,296
Avery Dennison Corp	8,272	939,451
Ball Corp	250,871	18,265,917
Crown Holdings Inc*	14,094	931,050
Sonoco Products Co	16,146	939,859
		22,664,573
Distributors – 0.2%
Pool Corp	12,300	2,480,910
Diversified Consumer Services – 1.0%
Bright Horizons Family Solutions Inc*	65,678	10,015,895
frontdoor Inc*	44,958	2,183,610
H&R Block Inc	34,585	816,898
ServiceMaster Global Holdings Inc*	18,346	1,025,541
		14,041,944
Diversified Telecommunication Services – 0.1%
Verizon Communications Inc	30,386	1,834,099
Electric Utilities – 10.4%
Alliant Energy Corp	33,000	1,779,690
American Electric Power Co Inc	86,494	8,103,623
Duke Energy Corp	63,636	6,100,147
Edison International	12,253	924,121
Entergy Corp	125,679	14,749,687
Evergy Inc	324,687	21,611,167
Eversource Energy	59,030	5,045,294
Exelon Corp	179,610	8,676,959
FirstEnergy Corp	151,744	7,318,613
Hawaiian Electric Industries Inc	121,346	5,534,591
NextEra Energy Inc	111,700	26,024,983
OGE Energy Corp	229,779	10,427,371
Pinnacle West Capital Corp	67,288	6,531,646
PPL Corp	2,239	70,506
Southern Co	169,386	10,462,973
Xcel Energy Inc	217,600	14,120,064
		147,481,435
Electronic Equipment, Instruments & Components – 0.3%
Keysight Technologies Inc*	44,566	4,334,043
Entertainment – 1.2%
Activision Blizzard Inc	7,547	399,387
Cinemark Holdings Inc	16,920	653,789
Live Nation Entertainment Inc*	49,364	3,274,808
Take-Two Interactive Software Inc*	10,104	1,266,435
Walt Disney Co	45,563	5,937,770
Zynga Inc*	1,017,632	5,922,618
		17,454,807
Equity Real Estate Investment Trusts (REITs) – 17.7%
Alexandria Real Estate Equities Inc	10,564	1,627,279
American Campus Communities Inc	24,984	1,201,231
American Homes 4 Rent	49,000	1,268,610
American Tower Corp	77,447	17,125,855
Americold Realty Trust	31,574	1,170,448
Apartment Investment & Management Co	111,086	5,792,024
AvalonBay Communities Inc	15,525	3,342,998
Camden Property Trust	71,633	7,951,979
CoreSite Realty Corp	396	48,253
Crown Castle International Corp	31,896	4,433,863
CubeSmart	246,000	8,585,400
Digital Realty Trust Inc	12,757	1,655,986
Douglas Emmett Inc	1,282	54,908
Duke Realty Corp	34,800	1,182,156
EPR Properties	14,659	1,126,691
Equinix Inc	2,596	1,497,373
Equity Commonwealth	130,514	4,470,104
Equity LifeStyle Properties Inc	114,028	15,234,141

Shares		Value
Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
Equity Residential	59,049	$5,093,567
Essex Property Trust Inc	16,283	5,318,842
Extra Space Storage Inc	51,600	6,027,912
Gaming and Leisure Properties Inc	74,391	2,844,712
HCP Inc	263,455	9,386,902
Invitation Homes Inc	144,919	4,291,052
JBG SMITH Properties	21,261	833,644
Kimco Realty Corp	13,219	276,013
Lamar Advertising Co	36,900	3,023,217
Liberty Property Trust	25,722	1,320,310
Life Storage Inc	15,443	1,627,847
Medical Properties Trust Inc	508,408	9,944,460
Mid-America Apartment Communities Inc	64,584	8,396,566
National Retail Properties Inc	200,019	11,281,072
Omega Healthcare Investors Inc	279,583	11,683,774
Outfront Media Inc	32,893	913,768
Prologis Inc	13,971	1,190,609
Public Storage	10,825	2,655,048
Realty Income Corp	151,791	11,639,334
Regency Centers Corp	937	65,112
SBA Communications Corp	42,118	10,156,756
Simon Property Group Inc	1,562	243,125
STORE Capital Corp	330,017	12,345,936
Sun Communities Inc	140,523	20,860,639
UDR Inc	71,961	3,488,669
Ventas Inc	57,328	4,186,664
VEREIT Inc	289,600	2,832,288
VICI Properties Inc	69,445	1,572,929
Welltower Inc	122,097	11,068,093
WP Carey Inc	113,750	10,180,625
		252,518,784
Food & Staples Retailing – 0.8%
Casey's General Stores Inc	6,693	1,078,644
Costco Wholesale Corp	11,561	3,330,840
US Foods Holding Corp*	7,068	290,495
Walmart Inc	60,929	7,231,054
		11,931,033
Food Products – 4.5%
Flowers Foods Inc	83,478	1,930,846
General Mills Inc	39,041	2,151,940
Hershey Co	55,124	8,543,669
Hormel Foods Corp	121,759	5,324,521
JM Smucker Co	18,828	2,071,457
Lamb Weston Holdings Inc	286,100	20,805,192
McCormick & Co Inc/MD	95,256	14,888,513
Mondelez International Inc	30,465	1,685,324
Tyson Foods Inc	78,694	6,778,701
		64,180,163
Gas Utilities – 0.8%
Atmos Energy Corp	66,173	7,536,443
National Fuel Gas Co	4,289	201,240
UGI Corp	72,616	3,650,406
		11,388,089
Health Care Equipment & Supplies – 1.8%
Abbott Laboratories	24,544	2,053,596
Baxter International Inc	29,300	2,562,871
Cooper Cos Inc	16,041	4,764,177
Danaher Corp	7,687	1,110,233
DENTSPLY SIRONA Inc	151,469	8,074,812
Hologic Inc*	13,877	700,650
IDEXX Laboratories Inc*	6,683	1,817,308
Insulet Corp*	3,708	611,560
Masimo Corp*	7,041	1,047,630
ResMed Inc	12,009	1,622,536
STERIS PLC	9,445	1,364,708
Teleflex Inc	1,211	411,437
		26,141,518
Health Care Providers & Services – 0.2%
Anthem Inc	7,754	1,861,735
Chemed Corp	1,276	532,819
HCA Healthcare Inc	2,408	289,971
		2,684,525

Shares		Value
Common Stocks – (continued)
Health Care Technology – 0.2%
Cerner Corp	18,736	$1,277,233
Veeva Systems Inc*	9,676	1,477,428
		2,754,661
Hotels, Restaurants & Leisure – 2.6%
Chipotle Mexican Grill Inc*	5,902	4,960,454
Domino's Pizza Inc	13,931	3,407,383
Hilton Worldwide Holdings Inc	12,828	1,194,415
McDonald's Corp	18,593	3,992,103
Planet Fitness Inc*	11,725	678,526
Starbucks Corp	152,064	13,445,499
Wendy's Co	29,749	594,385
Yum China Holdings Inc	53,011	2,408,290
Yum! Brands Inc	49,243	5,585,633
		36,266,688
Household Durables – 1.3%
DR Horton Inc	8,658	456,363
Garmin Ltd	14,460	1,224,617
NVR Inc*	2,663	9,899,303
PulteGroup Inc	129,621	4,737,648
Roku Inc*	6,271	638,137
Tempur Sealy International Inc*	5,274	407,153
Toll Brothers Inc	31,196	1,280,596
		18,643,817
Household Products – 1.5%
Church & Dwight Co Inc	143,755	10,816,126
Kimberly-Clark Corp	20,870	2,964,583
Procter & Gamble Co	58,066	7,222,249
		21,002,958
Independent Power and Renewable Electricity Producers – 0.7%
AES Corp/VA	620,721	10,142,581
NRG Energy Inc	5,246	207,742
Vistra Energy Corp	2,261	60,437
		10,410,760
Industrial Conglomerates – 0.4%
Carlisle Cos Inc	8,372	1,218,461
Honeywell International Inc	5,240	886,608
Roper Technologies Inc	7,861	2,803,233
		4,908,302
Information Technology Services – 3.0%
Automatic Data Processing Inc	1,140	184,019
Black Knight Inc*	39,344	2,402,345
Booz Allen Hamilton Holding Corp	52,190	3,706,534
Broadridge Financial Solutions Inc	24,844	3,091,339
EPAM Systems Inc*	17,160	3,128,611
Euronet Worldwide Inc*	26,474	3,873,146
Fidelity National Information Services Inc	3,427	454,969
FleetCor Technologies Inc*	6,742	1,933,471
Genpact Ltd	26,494	1,026,642
Global Payments Inc	41,923	6,665,757
Leidos Holdings Inc	5,063	434,810
Mastercard Inc	12,110	3,288,713
MongoDB Inc*	2,587	311,682
Okta Inc*	34,902	3,436,451
Paychex Inc	16,436	1,360,408
PayPal Holdings Inc*	20,064	2,078,430
VeriSign Inc*	20,866	3,935,954
Visa Inc	2,500	430,025
Western Union Co	23,731	549,847
WEX Inc*	4,856	981,252
		43,274,405
Insurance – 5.3%
Aflac Inc	11,574	605,552
Alleghany Corp*	543	433,184
American International Group Inc	20,497	1,141,683
Aon PLC	9,181	1,777,166
Arch Capital Group Ltd*	106,190	4,457,856
Arthur J Gallagher & Co	44,315	3,969,295
Assurant Inc	3,847	484,030
Assured Guaranty Ltd	59,033	2,624,607
Axis Capital Holdings Ltd	5,361	357,686
Brown & Brown Inc	76,900	2,773,014
Chubb Ltd	3,587	579,085
Cincinnati Financial Corp	29,981	3,497,883

Shares		Value
Common Stocks – (continued)
Insurance – (continued)
Erie Indemnity Co	29,389	$5,456,068
Everest Re Group Ltd	6,757	1,797,970
Fidelity National Financial Inc	23,979	1,064,907
First American Financial Corp	11,918	703,281
Hanover Insurance Group Inc	22,443	3,041,924
Hartford Financial Services Group Inc	70,751	4,288,218
Kemper Corp	5,565	433,792
Loews Corp	20,386	1,049,471
Principal Financial Group Inc	6,567	375,238
Progressive Corp	216,700	16,740,075
RenaissanceRe Holdings Ltd	35,493	6,866,121
Travelers Cos Inc	9,351	1,390,400
White Mountains Insurance Group Ltd	1,883	2,033,640
Willis Towers Watson PLC	5,553	1,071,562
WR Berkley Corp	94,585	6,831,875
		75,845,583
Interactive Media & Services – 0.5%
IAC/InterActiveCorp*	20,500	4,468,385
Match Group Inc#	36,089	2,578,198
Zillow Group Inc*	12,760	380,503
		7,427,086
Life Sciences Tools & Services – 0.3%
Bio-Techne Corp	315	61,636
Bruker Corp	7,417	325,829
Mettler-Toledo International Inc*	4,394	3,095,134
Thermo Fisher Scientific Inc	1,321	384,768
		3,867,367
Machinery – 0.6%
AGCO Corp	21,553	1,631,562
Cummins Inc	3,676	597,975
Gardner Denver Holdings Inc*	60,774	1,719,296
Graco Inc	9,704	446,772
IDEX Corp	2,460	403,145
Ingersoll-Rand PLC	10,037	1,236,659
PACCAR Inc	4,237	296,632
Toro Co	9,143	670,182
WABCO Holdings Inc*	4,406	589,302
Woodward Inc	3,660	394,658
		7,986,183
Media – 1.3%
Cable One Inc	7,733	9,702,595
Charter Communications Inc*	1,655	682,059
Comcast Corp	103,361	4,659,514
Liberty Broadband Corp*	4,846	507,231
Omnicom Group Inc	27,516	2,154,503
Sinclair Broadcast Group Inc	8,440	360,726
		18,066,628
Metals & Mining – 0.7%
Newmont Goldcorp Corp	53,434	2,026,217
Royal Gold Inc	56,870	7,006,953
Southern Copper Corp	11,366	387,922
		9,421,092
Mortgage Real Estate Investment Trusts (REITs) – 1.5%
AGNC Investment Corp	381,600	6,139,944
Annaly Capital Management Inc	919,100	8,088,080
Chimera Investment Corp	239,121	4,677,207
MFA Financial Inc	136,900	1,007,584
Starwood Property Trust Inc	63,700	1,542,814
		21,455,629
Multiline Retail – 1.7%
Dollar General Corp	86,072	13,680,284
Dollar Tree Inc*	85,216	9,728,259
Ollie's Bargain Outlet Holdings Inc*	6,370	373,537
Target Corp	5,004	534,978
		24,317,058
Multi-Utilities – 5.4%
Ameren Corp	212,911	17,043,526
CenterPoint Energy Inc	32,902	992,982
CMS Energy Corp	137,007	8,761,598
Consolidated Edison Inc	136,200	12,866,814
Dominion Energy Inc	69,759	5,653,269
DTE Energy Co	76,800	10,211,328
NiSource Inc	219,276	6,560,738

Shares		Value
Common Stocks – (continued)
Multi-Utilities – (continued)
Public Service Enterprise Group Inc	88,000	$5,463,040
Sempra Energy	32,239	4,758,799
WEC Energy Group Inc	52,464	4,989,326
		77,301,420
Oil, Gas & Consumable Fuels – 0.2%
Cheniere Energy Inc*	1,708	107,706
Kinder Morgan Inc/DE	145,066	2,989,810
		3,097,516
Personal Products – 0.2%
Estee Lauder Cos Inc	11,797	2,347,013
Pharmaceuticals – 0.8%
Eli Lilly & Co	4,482	501,222
Merck & Co Inc	108,076	9,097,838
Zoetis Inc	13,658	1,701,650
		11,300,710
Professional Services – 0.5%
CoStar Group Inc*	929	551,083
Equifax Inc	20,210	2,842,941
Verisk Analytics Inc	23,600	3,732,104
		7,126,128
Road & Rail – 0%
Kansas City Southern	1,312	174,509
Norfolk Southern Corp	2,240	402,438
		576,947
Semiconductor & Semiconductor Equipment – 1.6%
Broadcom Inc	3,282	906,062
First Solar Inc*	51,303	2,976,087
KLA Corp	2,127	339,150
Marvell Technology Group Ltd	335,800	8,384,926
Universal Display Corp	36,663	6,155,718
Versum Materials Inc	6,233	329,913
Xilinx Inc	38,249	3,668,079
		22,759,935
Software – 4.6%
Alteryx Inc*	4,454	478,493
Atlassian Corp PLC*	70,705	8,869,235
Avalara Inc*	36,001	2,422,507
Cadence Design Systems Inc*	127,774	8,443,306
Coupa Software Inc*	7,493	970,868
Dell Technologies Inc*	101,828	5,280,800
DocuSign Inc*	1,775	109,908
Fair Isaac Corp*	17,476	5,304,315
Fortinet Inc*	43,131	3,310,736
Heska Corp*	10,052	472,444
Microsoft Corp	3,024	420,427
Paycom Software Inc*	15,415	3,229,288
RingCentral Inc*	10,057	1,263,763
ServiceNow Inc*	10,146	2,575,562
Smartsheet Inc*	29,620	1,067,209
SS&C Technologies Holdings Inc	13,646	703,724
Synopsys Inc*	29,123	3,997,132
VMware Inc	62,928	9,442,976
Workday Inc*	1,795	305,078
Zendesk Inc*	83,377	6,076,516
Zscaler Inc*	7,684	363,146
		65,107,433
Specialty Retail – 5.2%
AutoZone Inc*	24,200	26,247,804
Burlington Stores Inc*	44,013	8,794,678
CarMax Inc*	22,501	1,980,088
O'Reilly Automotive Inc*	29,038	11,571,933
Ross Stores Inc	81,694	8,974,086
TJX Cos Inc	77,018	4,292,983
Tractor Supply Co	39,444	3,567,315
Ulta Beauty Inc*	33,817	8,476,231
		73,905,118
Technology Hardware, Storage & Peripherals – 0.1%
Xerox Holdings Corp	48,983	1,465,082
Textiles, Apparel & Luxury Goods – 2.6%
Lululemon Athletica Inc*	115,300	22,198,709
VF Corp	170,200	15,146,098
		37,344,807

Shares		Value
Common Stocks – (continued)
Thrifts & Mortgage Finance – 0.1%
LendingTree Inc*	2,421	$751,551
Tobacco – 0.3%
Altria Group Inc	109,462	4,476,996
Water Utilities – 2.0%
American Water Works Co Inc	227,500	28,262,325
Aqua America Inc	11,282	505,772
		28,768,097
Wireless Telecommunication Services – 0%
T-Mobile US Inc*	3,738	294,442
Total Common Stocks (cost $1,183,377,633)		1,413,072,364
Investment Companies – 0.9%
Investments Purchased with Cash Collateral from Securities Lending – 0.1%
Janus Henderson Cash Collateral Fund LLC, 1.7248%ºº,£	2,002,144	2,002,144
Money Markets – 0.8%
Janus Henderson Cash Liquidity Fund LLC, 2.0434%ºº,£	10,786,721	10,786,721
Total Investment Companies (cost $12,788,865)		12,788,865
Total Investments (total cost $1,196,166,498) – 100.1%		1,425,861,229
Liabilities, net of Cash, Receivables and Other Assets – (0.1)%		(994,874)
Net Assets – 100%		$1,424,866,355

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$1,412,727,071	99.1%
Australia	8,869,235	0.6
China	2,408,290	0.2
India	1,026,642	0.1
United Kingdom	442,069	0.0
Peru	387,922	0.0

Total	$1,425,861,229	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/19
Investment Companies - 0.9%
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Janus Henderson Cash Collateral Fund LLC, 1.7248%ºº	$4,294∆	$-	$-	$2,002,144
Money Markets - 0.8%
Janus Henderson Cash Liquidity Fund LLC, 2.0434%ºº	74,302	174	57	10,786,721
Total Affiliated Investments - 0.9%	$78,596	$174	$57	$12,788,865

	Share Balance at 6/30/19	Purchases	Sales	Share Balance at 9/30/19
Investment Companies - 0.9%
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Janus Henderson Cash Collateral Fund LLC, 1.7248%ºº	16,211,650	11,891,127	(26,100,633)	2,002,144
Money Markets - 0.8%
Janus Henderson Cash Liquidity Fund LLC, 2.0434%ºº	12,264,923	42,219,231	(43,697,433)	10,786,721

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

ž	Issued by the same entity and traded on separate exchanges.

ºº	Rate shown is the 7-day yield as of September 30, 2019.

#	Loaned security; a portion of the security is on loan at September 30, 2019.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2019.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$1,413,072,364	$-	$-
Investment Companies	-	12,788,865	-
Total Assets	$1,413,072,364	$12,788,865	$-

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2019 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.